PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepayments to suppliers	$ 46,540	288,763	88,346
Rental, insurance and other prepayments	4,963	30,794	37,877
Rebates and promotion fees receivable	31,560	195,814	127,454
Warehouse deposits	1,347	8,355	8,721
Interest receivables	2,217	13,752	11,167
Value added tax recoverable	2,379	14,762	23,955
Derivative financial instruments			8,565
Other receivables	3,772	23,406	22,802
Prepaid Expenses and Other Current Assets, Total	$ 92,778	575,646	328,887